Equity Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Compensation

Note 11 – Equity Compensation

The Company has adopted the Roan Resources, Inc. Amended and Restated Management Incentive Plan (the “Plan”), which provides for grants of options, stock appreciation rights, restricted stock unit, stock awards, dividend equivalents, other stock-based awards, cash awards and substitute awards.

Prior to the Reorganization, Roan LLC granted performance share units to certain of its employees under the Roan LLC Management Incentive Plan. The performance share units were converted into awards of performance share units under the Plan, hereafter referred to as the “PSUs,” and are subject to the terms of the Plan and individual award agreements. The amount of PSUs that can be earned range from 0% to 200% based on the Company’s market value on December 31, 2020 (“Performance Period End Date”). The Company’s market value on the Performance Period End Date will be determined by reference to the volume-weighted average price of the Company’s Class A common stock for the 30 consecutive trading days immediately preceding the Performance Period End Date. Each earned PSU will be settled through the issuance of one share of the Company’s Class A common stock. Other than the security in which the PSUs are settled, no terms of the PSUs were modified in connection with the conversion of the PSUs.

The following table summarizes information related to the total number of PSUs awarded as of September 30, 2018:

	Number of PSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
PSUs outstanding at December 31, 2017	16,350,000	$1.41	$23,054
PSUs granted	6,825,000	$1.88	$12,810
PSUs vested	—	$—	$—
Conversion (1)	(22,016,250)	$—	$—

PSUs outstanding at September 30, 2018	1,158,750	$30.95	$35,864

(1)	PSUs were converted on a basis of 0.05 to 1.0. There was no change to the deemed fair value of the awards based on assessment of modification.

Compensation expense associated with the PSUs for the nine months ended September 30, 2018 was $8.1 million, and is included in general and administrative expenses on the accompanying condensed consolidated statements of operations. Unrecognized expense as of September 30, 2018 for all outstanding PSU awards was $27.4 million and will be recognized over a weighted- average remaining period of 2.25 years. Under the treasury stock method, the PSUs are antidilutive for the weighted average share calculation and therefore are excluded from dilutive weighted average shares in the accompanying condensed consolidated statements of operations.

The grant date fair value of the PSUs was determined using a Monte Carlo simulation model, which results in an estimated percentage of performance share units earned and estimated Company value on the Performance Period End Date. The grant date fair value of the PSUs is expensed on a straight-line basis from the grant date to the Performance Period End Date.

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSUs granted during the following periods:

	Six Months Ended June 30, 2018	Three Months Ended September 30, 2018
Company enterprise value (in billions)	$4.56	$4.19
Equity volatility	34.0%	36.0%
Weighted average risk-free interest rate	1.96%	2.54%

Note 11 – Performance Share Units

The Company has adopted the Plan, which provides for future grants of options, unit appreciation rights, restricted units, phantom units, unit awards, performance awards and other unit-based awards. The Company has reserved 105 million Units for delivery with respect to these awards.

During December 2017, Roan made grants of approximately16.4 million PSUs pursuant to the terms of the Plan and individual Performance Share Unit Agreements. The percent of awarded PSUs in which each recipient vests, if any, will range from 0% to 200% based on the Company’s value on December 31, 2020 (“Performance Period End Date”). The Company’s value on the Performance Period End Date will be determined by (a) if prior to an initial public offering, the value of the Company determined in good faith by a designated committee of the Board of Managers of the Company, or (b) if on or following an initial public offering, the market value of the public entity determined with reference to the volume-weighted average price of the publicly traded securities of the public entity for the 30 consecutive trading days immediately preceding the Performance Period End Date, as reported on the stock exchange composite tape. Each vested PSU is exchangeable for one Unit of the Company.

The following table summarizes information related to the Company’s PSU awards:

	Number of Units	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Units outstanding at December 31, 2016	—	$—	$—
Units granted	16,350,000	$1.41	$23,054
Units vested	—	$—	$—

Units outstanding at December 31, 2017	16,350,000	$1.41	$23,054

Compensation expense associated with the PSU awards for the year ended December 31, 2017 was $0.4 million and is included in general and administrative expenses on the accompany statement of operations. Unrecognized expense as of December 31, 2017 for all outstanding PSU awards was $22.7 million and will be recognized over a weighted-average remaining period of 3.0 years.

The grant date fair value of the PSUs was determined using a Monte Carlo simulation model, which results in an estimated percentage of performance share units earned and estimated Company value on the Performance Period End Date. The grant date fair value of the PSUs is expensed on a straight-line basis from the grant date to the Performance Period End Date.

The Monte Carlo simulation process is a generally accepted statistical technique used, in this instance, to simulate the future Unit price and overall market value of the Company. The simulation uses a risk-neutral framework along with the risk-free rate of return, and an estimate for equity volatility of the Company based on peer companies. A Unit price path is simulated for the Company and is used to determine the payout percentages and the Unit price of the Company’s Units as of the Performance Period End Date. The ending Unit price is multiplied by the payout percentage to determine the projected payout, which is then discounted using the risk-free rate of return to the grant date to determine the grant date fair value of the PSUs for that iteration. When enough iterations are generated within a Monte Carlo simulation model, the resulting distribution gives a reasonable estimate of the range of future expected Unit prices and grant date fair value of the PSUs.

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSU awards granted in December 2017:

Company enterprise value	$3.76 billion
Equity volatility	35.00%
Weighted average risk-free interest rate	1.94%